Portfolio of Investments
Multi-Manager International Equity Strategies Fund, May 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.7%
Issuer	Shares	Value ($)
Argentina 1.3%
MercadoLibre, Inc.(a)	21,746	29,545,638
Australia 1.4%
Asaleo Care Ltd.	130,851	141,727
BlueScope Steel Ltd.	6,258	103,314
Cochlear Ltd.	40,169	6,978,545
CSL Ltd.	42,520	9,496,591
Data#3 Ltd.	23,428	108,188
Fortescue Metals Group Ltd.	212,183	3,623,730
James Hardie Industries PLC	79,103	2,589,248
McMillan Shakespeare Ltd.	9,167	86,568
Myer Holdings Ltd.(a)	379,407	92,205
Nufarm Ltd.(a)	16,470	61,778
Orica Ltd.	44,308	470,152
Rio Tinto Ltd.	20,553	1,949,547
Rio Tinto PLC, ADR	39,585	3,460,916
South32 Ltd.	711,336	1,645,250
Total		30,807,759
Austria 0.4%
AT&S Austria Technologie & Systemtechnik AG	23,253	848,845
FACC AG(a)	23,182	264,601
Mayr Melnhof Karton AG	1,097	220,191
OMV AG	63,123	3,662,344
Palfinger AG	2,598	118,171
PIERER Mobility AG	380	33,923
Raiffeisen Bank International AG	104,446	2,489,083
S&T AG(a)	21,677	543,612
Semperit AG Holding	4,731	215,480
voestalpine AG	10,515	471,996
Total		8,868,246
Belgium 1.0%
Ageas SA/NV	14,643	947,318
Anheuser-Busch InBev SA/NV	7,800	591,006
Anheuser-Busch InBev SA/NV	62,151	4,706,470
Etablissements Franz Colruyt NV	18,416	1,121,971
Groupe Bruxelles Lambert SA	28,488	3,232,467
Ion Beam Applications	7,117	145,804
Common Stocks (continued)
Issuer	Shares	Value ($)
Ontex Group NV(a)	60,229	810,950
Sofina SA	1,546	634,258
Solvay SA	17,535	2,373,318
Umicore SA	117,253	7,055,822
Total		21,619,384
Brazil 0.3%
B3 SA - Brasil Bolsa Balcao	165,900	554,199
BRF SA, ADR(a)	447	2,204
Dommo Energia SA(a)	515,745	86,094
Duratex SA	42,300	167,116
Enauta Participacoes SA	101,500	301,090
Itaú Unibanco Holding SA, ADR	1,086,753	6,194,492
Petroleo Brasileiro SA	4,600	23,548
Total		7,328,743
Canada 1.5%
Air Canada(a)	578,600	13,017,961
Canaccord Genuity Group, Inc.	27,700	302,211
Constellation Software, Inc.	4,697	6,741,471
Corby Spirit and Wine Ltd.	16,917	253,185
Gildan Activewear, Inc.	36	1,302
IGM Financial, Inc.	3,700	136,202
Manulife Financial Corp.	14,011	292,830
Onex Capital	2,700	197,821
Open Text Corp.	18,339	861,566
Open Text Corp.	20,200	948,926
Ritchie Bros. Auctioneers, Inc.	102,286	6,107,497
ShawCor Ltd.(a)	12,146	59,923
Topicus.com, Inc.(a)	77,745	4,964,405
Total		33,885,300
China 3.8%
Alibaba Group Holding Ltd.(a)	662,832	17,727,783
Baidu, Inc., ADR(a)	6,387	1,253,577
Beijing Capital International Airport Co., Ltd.	5,500,000	3,728,239
KE Holdings, Inc., ADR(a)	59,497	3,087,299
Kuaishou Technology(a)	62,300	1,610,600
Meituan, Class B(a)	305,500	10,707,680
Ping An Healthcare and Technology Co., Ltd.(a)	575,600	6,606,697
Multi-Manager International Equity Strategies Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ping An Insurance Group Co. of China Ltd., Class H	1,159,000	12,659,960
Tencent Holdings Ltd.	257,300	20,115,948
Tencent Music Entertainment Group, ADR(a)	531,237	8,361,670
Total		85,859,453
Colombia 0.0%
Millicom International Cellular SA, SDR(a)	13,156	587,898
Denmark 1.5%
Chr. Hansen Holding A/S	53,175	4,773,444
DSV PANALPINA A/S	59,087	14,404,785
ISS A/S(a)	22,450	476,930
Novozymes AS, Class B	170,168	12,418,714
Pandora A/S	4,475	604,441
Schouw & Co. A/S	1,500	167,053
Total		32,845,367
Finland 0.8%
Altia OYJ	16,463	210,796
KONE OYJ, Class B	150,381	12,234,446
Nokia OYJ(a)	131,640	686,899
Nokia OYJ, ADR(a)	789,402	4,073,315
Orion Oyj, Class B	32,828	1,449,410
Total		18,654,866
France 8.4%
Airbus Group SE(a)	132,241	17,374,641
AKWEL	1,522	52,061
Alstom SA(a)	131,321	7,410,262
AXA SA	476,355	13,261,052
BNP Paribas SA	68,872	4,741,501
Bonduelle	15,700	420,052
Carrefour SA	127,848	2,601,358
Casino Guichard Perrachon SA(a)	28,809	930,082
CGG SA(a)	150,681	159,772
Christian Dior SE	743	596,911
Cie de Saint-Gobain(a)	45,728	3,069,578
CNP Assurances	3,548	65,232
Coface SA	43,569	531,386
Danone SA	307,180	21,897,229
Dassault Aviation SA	455	571,340
Dassault Systemes	38,759	8,902,399
Common Stocks (continued)
Issuer	Shares	Value ($)
DBV Technologies SA, ADR(a)	78,645	460,073
Edenred	183,743	10,119,172
Etablissements Maurel et Prom SA(a)	191,682	430,015
Eurazeo SA	6,313	558,517
Eutelsat	34,137	429,499
Faurecia SE(a)	21,028	1,153,899
Groupe Guillin	9,101	279,675
Kaufman & Broad SA	4,659	221,489
Legrand SA	12,682	1,330,296
LNA Sante SA	1,399	85,300
Orange SA	298,042	3,803,419
Orange SA, ADR	42,936	549,581
Pernod Ricard SA	54,742	12,085,642
Publicis Groupe SA	34,383	2,324,159
Renault SA(a)	30,474	1,264,569
Renault SA, ADR(a)	27,900	230,314
Sanofi	262,332	28,067,767
Sanofi, ADR	80,262	4,288,399
Sartorius Stedim Biotech	2,270	983,968
Sodexo SA(a)	2,924	282,197
Synergie SE(a)	1,550	68,140
Tarkett SA(a)	24,508	603,131
Total SE	485,154	22,627,951
Valeo SA	160,971	5,289,244
VINCI SA	87,963	9,999,008
Total		190,120,280
Germany 7.7%
BASF SE	217,170	17,779,925
Bayer AG, Registered Shares	132,119	8,421,742
BayWa AG	1,627	78,965
Bechtle AG	3,292	637,163
Brenntag SE	16,177	1,519,244
Continental AG	24,949	3,699,172
Covestro AG	6,686	467,008
Deutsche Bank AG, Registered Shares(a)	83,058	1,251,681
Deutsche Boerse AG	88,694	14,502,732
Draegerwerk AG & Co. KGaA	1,092	98,663
E.ON SE	423,616	5,151,776
Elmos Semiconductor SE	3,091	131,735

2	Multi-Manager International Equity Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Elringklinger(a)	4,721	88,696
Evonik Industries AG	122,226	4,388,487
GEA Group AG	39,169	1,704,217
HeidelbergCement AG	23,002	2,102,350
Heidelberger Druckmaschinen AG(a)	85,307	194,429
Hochtief AG	10,328	871,016
Hornbach Holding AG & Co. KGaA	3,739	416,885
Infineon Technologies AG	144,547	5,845,044
Leoni AG(a)	24,748	402,896
Porsche Automobil Holding SE, ADR	119,000	1,319,115
Rational AG	10,514	9,558,823
RWE AG	462,506	17,575,207
SAP SE	276,166	38,667,025
Scout24 AG	195,498	15,908,452
Siemens AG, Registered Shares	95,339	15,648,723
Talanx AG	45,273	1,915,912
Telefonica Deutschland Holding AG	393,892	1,083,988
Traton SE	61,216	2,033,468
Total		173,464,539
Hong Kong 1.9%
AIA Group Ltd.	1,400,600	18,692,847
Hang Lung Group Ltd.	106,000	262,372
Hong Kong Exchanges and Clearing Ltd.	177,280	10,910,272
Hongkong Land Holdings Ltd.	168,300	824,284
International Housewares Retail Co., Ltd.	231,000	85,991
Luk Fook Holdings International Ltd.	75,000	210,545
Sands China Ltd.(a)	1,894,800	8,659,045
Spring Real Estate Investment Trust	297,000	107,152
Swire Pacific Ltd., Class A	9,500	73,949
Techtronic Industries Co., Ltd.	60,500	1,138,861
VSTECS Holdings Ltd.	496,000	484,510
Total		41,449,828
Indonesia 0.2%
PT Bank Mandiri Persero Tbk	8,153,700	3,305,727
Ireland 2.5%
CRH PLC	281,808	14,695,255
Dalata Hotel Group PLC(a)	6,662	35,908
James Hardie Industries PLC, ADR	2,111	69,009
Common Stocks (continued)
Issuer	Shares	Value ($)
Kingspan Group PLC	138,469	13,169,961
Ryanair Holdings PLC, ADR(a)	236,411	27,600,984
Total		55,571,117
Italy 3.1%
Banca Popolare di Sondrio SCPA	34,681	170,275
Cementir Holding NV	7,393	84,420
Credito Emiliano SpA	60,672	396,450
Datalogic SpA	11,302	294,776
Davide Campari-Milano NV	64,271	825,021
Enel SpA	2,131,360	21,137,351
ENI SpA	529,353	6,503,637
ENI SpA, ADR	76,442	1,877,415
FinecoBank Banca Fineco SpA(a)	440,063	7,327,706
Immobiliare Grande Distribuzione SIIQ SpA	56,617	280,119
PRADA SpA	19,600	134,029
Prysmian SpA	4,649	160,506
Telecom Italia SpA, Savings Shares	1,012,349	578,506
UniCredit SpA	2,368,766	30,279,214
Unieuro SpA(a)	8,704	270,971
Total		70,320,396
Japan 17.7%
A&D Co., Ltd.	5,900	55,462
Advantest Corp.	9,600	842,546
Adways, Inc.	63,000	511,296
Aeon Co., Ltd.	13,400	361,832
AGC, Inc.	43,000	1,879,836
Ahresty Corp.	3,800	14,835
Aica Kogyo Co., Ltd.	16,400	601,101
Air Water, Inc.	90,100	1,531,814
Aisin Corp.	36,700	1,600,195
Ajinomoto Co., Inc.	18,600	432,298
Alpen Co., Ltd.	9,500	234,245
Amada Holdings Co., Ltd.	11,900	128,552
Asics Corp.	35,900	857,318
Belluna Co,. Ltd.	11,200	112,119
Brother Industries Ltd.	89,300	1,900,601
Canon, Inc., ADR	64,339	1,537,059
Casio Computer Co., Ltd.	45,300	791,142
Central Glass Co., Ltd.	12,500	241,813

Multi-Manager International Equity Strategies Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Chiba Bank Ltd. (The)	39,600	257,213
Chubu Electric Power Co., Inc.	154,100	1,839,062
CI Takiron Corp.	19,000	102,911
CTI Engineering Co., Ltd.	15,900	359,611
Dai Nippon Toryo Co., Ltd.	5,400	41,541
Daicel Corp.	238,300	1,908,586
Dai-ichi Life Holdings, Inc.	127,900	2,675,684
Daikin Industries Ltd.	30,300	6,059,294
Daikokutenbussan Co., Ltd.	1,800	121,489
Daikyonishikawa Corp.	60,100	416,493
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	5,600	119,779
Dainippon Sumitomo Pharma Co., Ltd.	37,700	723,433
Daiwa Securities Group, Inc.	607,400	3,513,575
Denso Corp.	152,600	10,416,122
Descente Ltd.(a)	20,400	352,399
Duskin Co., Ltd.	26,900	629,336
Ebara Jitsugyo Co., Ltd.	4,900	283,255
ENEOS Holdings, Inc.	164,400	678,949
FANUC Corp.	107,300	25,724,153
FANUC Corp., ADR	22,900	549,829
Fields Corp.	1,700	7,361
Freebit Co., Ltd.	5,000	41,058
Fuji Co., Ltd.	7,000	133,095
Fujikura Ltd.(a)	94,100	406,433
Fujitsu Ltd.	15,000	2,446,837
Gunma Bank Ltd. (The)	106,400	352,049
Hakuhodo DY Holdings, Inc.	33,500	569,635
Hino Motors Ltd.	11,400	108,738
Hinokiya Group Co., Ltd.	6,100	139,100
Hitachi Ltd.	50,000	2,634,458
Hitachi Metals Ltd.(a)	27,800	535,356
Hitachi Transport System Ltd	7,800	249,520
Honda Motor Co., Ltd. ADR	185,494	5,798,542
Hoya Corp.	24,400	3,206,193
Hoya Corp., ADR	12,621	1,667,613
Hyakugo Bank Ltd. (The)	166,600	476,282
Idemitsu Kosan Co., Ltd.	6,500	154,285
Iida Group Holdings Co., Ltd.	4,200	112,936
Common Stocks (continued)
Issuer	Shares	Value ($)
Inaba Seisakusho Co., Ltd.	14,600	195,446
Inpex Corp.	207,900	1,419,454
Intage Holdings, Inc.	3,800	52,537
Isuzu Motors Ltd.	161,500	2,184,755
ITOCHU Techno-Solutions Corp.	13,400	425,237
IwaiCosmo Holdings, Inc.	24,300	389,550
Japan Exchange Group, Inc.	410,600	9,571,472
Japan Petroleum Exploration Co., Ltd.	4,700	84,558
Japan Post Holdings Co., Ltd.(a)	3,200	26,972
JFE Holdings, Inc.	119,600	1,614,426
JSR Corp.	88,000	2,681,067
JTEKT Corp.	35,400	377,535
JVCKenwood Corp.	247,800	516,149
Kajima Corp.	98,900	1,372,074
Kansai Electric Power Co., Inc. (The)	133,300	1,259,327
Kansai Paint	123,200	3,333,310
Kao Corp.	17,200	1,055,968
Kato Sangyo Co., Ltd.	32,900	985,002
Kawasaki Heavy Industries Ltd.(a)	158,700	3,854,960
KDDI Corp.	56,800	1,936,239
KDDI Corp., ADR	11,000	187,275
Keihanshin Building Co., Ltd.	8,000	100,829
Keyence Corp.	2,400	1,186,358
Kirin Holdings Co., Ltd.	170,700	3,449,589
Konami Holdings Corp.	7,900	509,823
Kubota Corp.	51,000	1,173,191
Kuraray Co., Ltd.	277,900	2,939,738
Kyocera Corp.	14,800	909,799
Kyokuyo Co., Ltd.	18,400	480,196
Like Co., Ltd.	5,200	98,158
M3, Inc.	36,200	2,431,782
Makita Corp.	20,100	958,231
Mars Group Holdings Corp.	3,500	51,625
Marubeni Corp.	321,400	2,869,765
Mazda Motor Corp.(a)	305,100	2,672,642
Mebuki Financial Group, Inc.	209,600	452,896
Medical System Network Co., Ltd.	58,800	393,817
Mimaki Engineering Co., Ltd.	23,900	147,084
MISUMI Group, Inc.	61,200	1,977,579

4	Multi-Manager International Equity Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mitsubishi Chemical Holdings Corp.	45,900	370,966
Mitsubishi Corp.	81,900	2,239,344
Mitsubishi Gas Chemical Co., Inc.	38,500	904,721
Mitsubishi Heavy Industries Ltd.	82,000	2,525,180
Mitsubishi Materials Corp.	113,800	2,431,566
Mitsubishi Motors Corp.(a)	116,900	326,366
Mitsubishi Pencil Co., Ltd.	6,100	83,491
Mitsui & Co., Ltd.	70,300	1,554,929
Mitsui Chemicals, Inc.	57,000	1,928,067
MS&AD Insurance Group Holdings, Inc.	61,700	1,890,231
Murata Manufacturing Co., Ltd.	240,000	18,179,372
Musashi Seimitsu Industry Co., Ltd.	2,800	56,693
Nagano Keiki Co., Ltd.	1,700	18,485
NGK Insulators Ltd.	40,200	712,041
NGK Spark Plug Co., Ltd.	5,900	93,657
Nidec Corp.	120,300	13,794,542
Nikon Corp.	117,300	1,224,639
Nintendo Co., Ltd.	14,500	8,978,629
Nippon Express Co., Ltd.	12,100	978,343
Nippon Kanzai Co., Ltd.	33,400	718,834
Nippon Sanso Holdings Corp.	60,900	1,205,562
Nippon Steel Corp.	36,700	698,750
Nippon Telegraph & Telephone Corp.	33,600	909,898
Nippon Yusen KK	82,000	3,340,786
Nissan Motor Co., Ltd.(a)	1,416,000	7,122,581
Nissan Shatai Co., Ltd.	34,200	222,776
Nitori Co., Ltd.	4,400	760,399
Nitto Denko Corp.	6,200	489,280
Nojima Corp.	10,400	288,549
Nomura Holdings, Inc.	1,009,000	5,534,274
Nomura Holdings, Inc., ADR	65,202	361,871
Nomura Real Estate Holdings, Inc.	10,000	262,268
Nomura Research Institute Ltd.	34,200	1,089,637
Noritsu Koki Co., Ltd.	11,600	247,379
NS United Kaiun Kaisha Ltd.	1,100	21,749
NSK Ltd.	136,000	1,313,604
NTT Data Corp.	102,200	1,652,472
Olympus Corp.	60,500	1,288,901
Omron Corp.	21,000	1,661,469
Common Stocks (continued)
Issuer	Shares	Value ($)
Omron Corp., ADR	1,193	95,046
Osaka Gas Co., Ltd.	136,700	2,615,256
Otsuka Holdings Co., Ltd.	35,400	1,484,238
Persol Holdings Co., Ltd.	28,000	543,616
Press Kogyo Co., Ltd.	64,300	189,435
Quick Co., Ltd.	8,900	100,863
Raito Kogyo Co., Ltd.	30,700	506,569
Renesas Electronics Corp.(a)	150,600	1,578,104
Rheon Automatic Machinery Co., Ltd.	43,500	521,049
Ricoh Co., Ltd.	132,800	1,582,860
Rinnai Corp.	6,500	646,098
Riso Kagaku Corp.	11,900	179,741
Rohm Co., Ltd.	3,300	309,139
Ryobi Ltd.(a)	9,000	130,870
Ryoden Corp.	7,300	106,889
San ju San Financial Group, Inc.	27,600	326,940
SCSK Corp.	10,300	613,792
Seiko Epson Corp.	176,800	3,211,227
Sekisui House Ltd.	20,100	423,023
Shimadzu Corp.	50,300	1,784,894
Shimano, Inc.	56,400	12,843,661
Shin-Etsu Chemical Co., Ltd.	13,100	2,269,366
Shinsei Bank Ltd.	90,100	1,451,051
Shiseido Co., Ltd.	133,600	9,654,292
Shizuoka Bank Ltd. (The)	32,500	260,350
SMC Corp.	21,600	12,995,677
SMK Corp.	2,400	57,340
Sohgo Security Services Co., Ltd.	18,300	855,643
Sompo Holdings, Inc.	157,400	6,332,493
Sony Group Corp.	147,700	14,686,787
SRA Holdings	6,600	156,820
Studio Alice Co., Ltd.	14,600	298,608
Sumco Corp.	10,400	240,131
Sumitomo Chemical Co., Ltd.	439,800	2,439,117
Sumitomo Corp.	73,300	1,035,961
Sumitomo Heavy Industries Ltd.	4,100	128,778
Sumitomo Metal Mining Co., Ltd.	51,300	2,290,909
Sumitomo Mitsui Financial Group, Inc.	330,400	12,079,632
Sumitomo Rubber Industries Ltd.	157,900	2,034,922

Multi-Manager International Equity Strategies Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Suntory Beverage & Food Ltd.	19,600	731,399
T RAD Co., Ltd.(a)	10,800	260,854
T&D Holdings, Inc.	114,800	1,561,585
Taiheiyo Cement Corp.	4,300	99,998
Takara Standard Co., Ltd.	5,900	87,650
Takeda Pharmaceutical Co., Ltd.	683,500	23,356,138
TDK Corp.	10,700	1,347,460
Teijin Ltd.	149,900	2,466,887
Toa Corp.	27,300	220,910
Tohoku Electric Power Co., Inc.	93,500	762,082
Tokio Marine Holdings, Inc.	85,000	3,983,898
Tokio Marine Holdings, Inc., ADR	4,930	232,326
Tokyo Electric Power Co. Holdings, Inc.(a)	53,900	168,720
Tokyo Electron Ltd.	11,300	4,957,863
Tokyo Electron Ltd., ADR	700	76,780
Tokyo Gas Co., Ltd.	154,700	3,063,686
Tomoku Co., Ltd.	1,400	24,435
Toray Industries, Inc.	935,900	6,175,472
Tosoh Corp.	10,000	177,804
Totech Corp.	5,000	129,486
TOTO Ltd.	11,000	605,125
Towa Bank Ltd. (The)	5,400	27,344
Toyo Seikan Group Holdings Ltd.	23,900	325,798
Toyoda Gosei Co., Ltd.	2,500	63,813
Toyota Tsusho Corp.	201,600	9,192,423
USS Co., Ltd.	66,600	1,172,588
Wakita & Co., Ltd.	46,500	473,838
Yamaha Motor Co., Ltd.	105,000	3,082,352
Yamato Holdings Co., Ltd.	10,900	297,816
Yokogawa Electric Corp.	69,800	1,130,012
Yokohama Rubber Co., Ltd. (The)	14,400	293,548
Yorozu Corp.	8,300	92,620
Yuasa Trading Co., Ltd.	10,400	286,045
Total		399,244,927
Jersey 0.0%
Polymetal International PLC	31,368	755,904
Common Stocks (continued)
Issuer	Shares	Value ($)
Luxembourg 0.3%
Aperam SA	6,907	380,799
B&S Group Sarl	50,425	545,975
Millicom International Cellular SA(a)	7,771	347,364
SES SA FDR	96,092	799,731
Tenaris SA	446,501	5,098,580
Total		7,172,449
Mexico 0.2%
Grupo Financiero Banorte SAB de CV, Class O	630,410	4,300,005
Netherlands 6.8%
ABN AMRO Bank NV(a)	21,671	290,173
Adyen NV(a)	3,993	9,241,650
Aegon NV	503,382	2,386,395
AerCap Holdings NV(a)	8,259	487,281
Akzo Nobel NV	122,862	15,686,330
ArcelorMittal SA(a)	159,211	5,149,256
ASML Holding NV	54,365	36,728,462
CNH Industrial NV	265,840	4,570,735
Heineken Holding NV	77,844	7,880,197
IMCD NV	82,767	13,495,017
ING Groep NV	880,089	12,315,176
Just Eat Takeaway.com NV(a)	44,445	4,008,832
Koninklijke DSM NV	16,577	3,054,634
Koninklijke KPN NV	736,322	2,461,407
Koninklijke Philips NV	14,453	816,305
Koninklijke Philips NV	127,684	7,214,959
NN Group NV	23,629	1,202,670
NN Group NV, ADR	11,178	283,586
NSI NV	11,649	480,852
Ordina NV	162,471	743,342
Prosus NV(a)	64,784	6,711,847
Randstad NV	6,656	518,316
RHI Magnesita NV	11,366	717,788
Royal Dutch Shell PLC, Class A	78,879	1,524,061
Signify NV	2,779	171,877
Stellantis NV	371,333	7,264,741
Wolters Kluwer NV	82,255	7,899,519

6	Multi-Manager International Equity Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Wolters Kluwer NV, ADR	1,900	182,210
Total		153,487,618
Norway 0.3%
Atea ASA(a)	3,736	73,414
Norsk Hydro ASA	159,553	1,033,722
Yara International ASA	115,709	6,172,404
Total		7,279,540
Panama 0.2%
Copa Holdings SA, Class A(a)	65,223	5,365,244
Peru 0.3%
Credicorp Ltd.(a)	46,332	6,369,260
Portugal 0.0%
Banco Comercial Portugues SA(a)	1,231,705	239,657
Pharol SGPS SA(a)	329,785	41,663
Total		281,320
Russian Federation 1.3%
Gazprom PJSC	915,970	3,273,338
Gazprom PJSC, ADR	66,892	474,908
Lukoil PJSC	28,413	2,306,285
LUKOIL PJSC ADR	2,000	162,630
Lukoil PJSC, ADR	5,061	411,953
Magnit PJSC GDR(b)	246,921	3,770,484
MMC Norilsk Nickel PJSC, ADR	1,257	44,881
MMC Norilsk Nickel PJSC, ADR	154,774	5,540,788
Mobile TeleSystems PJSC	45,360	207,866
Novolipetsk Steel PJSC	255,850	920,227
PhosAgro PJSC(a)	4,260	270,690
Polyus PJSC	2,310	500,734
Rosneft Oil Co. PJSC	645,190	4,606,353
Rosseti PJSC(a)	22,705,000	435,626
Sberbank	643,070	2,553,275
Sberbank of Russia PJSC	502,860	2,125,086
Sberbank of Russia PJSC, ADR	37,816	636,591
Surgutneftegas PJSC	1,439,200	711,456
Tatneft PJSC	11,591	77,958
VTB Bank PJSC	1,133,660,000	748,878
Total		29,780,007
Common Stocks (continued)
Issuer	Shares	Value ($)
South Africa 0.4%
Discovery Ltd.(a)	930,926	9,653,541
South Korea 3.9%
Chosun Refractories Co., Ltd.	306	25,661
Hana Financial Group, Inc.	44,584	1,820,017
KB Financial Group, Inc.	11,803	604,736
NAVER Corp.	22,095	7,089,048
POSCO	2,449	783,284
Samsung Electronics Co., Ltd.	512,232	36,768,138
Samsung Electronics Co., Ltd. GDR	11,373	20,550,053
SK Hynix, Inc.	178,021	19,959,908
Total		87,600,845
Spain 4.4%
Aena SME SA(a)	77,171	13,440,481
Amadeus IT Group SA, Class A(a)	483,357	36,472,348
Banco Bilbao Vizcaya Argentaria SA(a)	2,207,096	13,785,114
CaixaBank SA	4,077,226	14,135,357
Corp. Financiera Alba SA	3,757	209,057
eDreams ODIGEO SA(a)	40,438	260,161
Grifols SA	126,445	3,519,645
Grifols SA ADR	147,605	2,581,611
Industria de Diseno Textil SA	224,986	8,744,162
Mapfre SA	713,724	1,635,563
Repsol SA	317,486	4,247,377
Repsol SA, ADR	4,279	57,360
Tecnicas Reunidas SA(a)	13,661	194,601
Unicaja Banco SA	501,000	562,873
Total		99,845,710
Sweden 2.1%
Atlas Copco AB, Class B	279,574	14,571,105
Clas Ohlson AB, Class B(a)	29,200	331,366
Creades AB, Class A	72,881	1,165,237
Electrolux AB, Class B	75,265	2,142,679
Epiroc AB, Class B	562,496	11,412,482
EQT AB	15,176	551,455
Industrivarden AB, Class C	28,776	1,124,449
Intrum Justitia AB	9,914	350,146
Investor AB, Class A	197,652	4,546,873

Multi-Manager International Equity Strategies Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
L E Lundbergforetagen AB, Class B	23,575	1,447,645
New Wave Group AB, Class B(a)	20,891	252,843
Nordic Waterproofing Holding AB	20,625	410,307
Scandi Standard AB	125,821	925,732
Securitas AB	172,067	2,817,212
Svolder AB, Class B	26,014	818,997
Swedish Match AB	303,942	2,817,898
Telefonaktiebolaget LM Ericsson, ADR	35,076	471,071
Telefonaktiebolaget LM Ericsson, Class B	70,575	946,592
Total		47,104,089
Switzerland 8.9%
ABB Ltd.	288,173	9,820,638
Adecco Group AG, Registered Shares	20,842	1,442,491
Adecco Group AG, Registered Shares, ADR	800	27,712
ALSO Holding AG, Registered Shares(a)	2,188	647,873
Autoneum Holding AG(a)	777	152,042
Bachem Holding AG, Registered Shares	358	196,342
Baloise Holding AG, Registered Shares	5,644	939,605
Bell Food Group AG, Registered Shares	1,191	371,579
Bobst Group SA, Registered Shares(a)	5,175	367,220
Chocoladefabriken Lindt & Spruengli AG	71	670,139
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	2	200,333
Cie Financiere Richemont SA, Class A, Registered Shares	263,249	31,890,173
Clariant AG, Registered Shares	148,124	3,201,881
Coca-Cola HBC AG	11,554	420,442
Credit Suisse Group AG, ADR	77,600	855,152
Credit Suisse Group AG, Registered Shares	1,147,702	12,540,588
EMS-Chemie Holding AG, Registered Shares	206	193,444
Givaudan SA	584	2,610,116
Holcim Ltd., ADR(a)	39,470	471,272
Holcim Ltd., Registered Shares(a)	33,239	1,988,644
Jungfraubahn Holding AG, Registered Shares(a)	5,946	913,632
Kudelski SA	41,935	188,113
Kuehne & Nagel International AG	32,124	10,845,176
LEM Holding SA, Registered Shares	13	28,385
Metall Zug AG, Class B, Registered Shares	46	103,302
Nestlé SA, ADR	23,274	2,877,365
Nestlé SA, Registered Shares	138,693	17,131,108
Common Stocks (continued)
Issuer	Shares	Value ($)
Novartis AG, Registered Shares	286,408	25,301,486
Orior AG	4,048	373,073
Roche Holding AG, Genusschein Shares	73,262	25,645,485
Schindler Holding AG	11,901	3,540,665
Schindler Holding AG, Registered Shares	1,011	293,743
Swatch Group AG (The)	9,620	3,482,328
Swatch Group AG (The), ADR	5,200	94,588
Swatch Group AG (The), Registered Shares	3,882	268,454
Swiss Life Holding AG, Registered Shares	3,728	1,943,699
Swiss Re AG	91,818	8,877,866
Swiss Re AG, ADR	1,400	34,013
Temenos AG	92,788	14,330,738
Zurich Insurance Group AG	37,454	15,753,190
Zurich Insurance Group AG, ADR	10,300	434,042
Total		201,468,137
Taiwan 1.6%
Sea Ltd. ADR(a)	12,537	3,174,870
Taiwan Semiconductor Manufacturing Co., Ltd.	1,489,000	31,614,725
Total		34,789,595
Turkey 0.0%
Ford Otomotiv Sanayi AS	6,023	120,942
Petkim Petrokimya Holding AS(a)	274,785	200,998
Total		321,940
United Kingdom 11.1%
3i Group PLC	80,705	1,420,132
Aggreko PLC	68,907	840,685
Anglo American PLC	10,004	444,110
Antofagasta PLC	46,964	1,028,190
Atlassian Corp. PLC, Class A(a)	24,643	5,748,719
Babcock International Group PLC(a)	113,931	482,905
Barclays Bank PLC	3,891,376	10,105,112
BHP Group PLC	224,627	6,773,541
BHP Group PLC, ADR	143,480	8,716,410
BP PLC	3,764,572	16,399,446
BP PLC, ADR	227,260	5,961,030
Brewin Dolphin Holdings PLC	47,236	227,860
British American Tobacco PLC	333,509	12,845,192
British American Tobacco, ADR	91,000	3,518,970

8	Multi-Manager International Equity Strategies Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Burberry Group PLC(a)	253,899	7,682,526
Centrica PLC(a)	463,353	358,904
Compass Group PLC(a)	179,964	4,102,370
Evraz PLC	21,552	194,617
Experian PLC	299,454	11,473,255
Fresnillo PLC	73,561	938,131
GlaxoSmithKline PLC	125,659	2,396,798
GlaxoSmithKline PLC, ADR	60,676	2,352,409
Glencore PLC(a)	774,271	3,522,195
Go-Ahead Group PLC (The)(a)	7,829	137,659
Hargreaves Lansdown PLC	379,218	8,886,278
IMI PLC	40,932	963,840
International Consolidated Airlines Group SA(a)	686,652	1,970,145
J. Sainsbury PLC	118,803	447,216
JD Sports Fashion PLC(a)	126,491	1,693,158
Johnson Matthey PLC	8,422	363,305
JPJ Group PLC	25,091	663,432
Jupiter Fund Management PLC	229,885	905,646
Lookers PLC(a)	228,187	219,987
M&G PLC	292,563	1,011,738
Marston’s PLC(a)	107,860	139,204
Melrose Industries PLC	877,992	2,145,959
NewRiver REIT PLC(a)	269,248	374,843
Paragon Banking Group PLC	29,838	205,625
Prudential PLC	1,245,404	26,498,987
QinetiQ Group PLC	66,528	335,255
RELX PLC	348,373	9,074,091
RELX PLC	225,494	5,908,550
Rio Tinto PLC	275,745	23,713,589
Rolls-Royce Holdings PLC(a)	19,285,746	29,222,662
Rotork PLC	118,600	568,057
Royal Dutch Shell PLC, ADR, Class B	51,732	1,878,906
Sage Group PLC (The)	349,228	3,247,570
Senior PLC(a)	242,289	546,713
Smith & Nephew PLC	66,988	1,459,194
Stagecoach Group PLC(a)	254,012	311,631
Unilever PLC	288,960	17,319,890
Vesuvius PLC	41,679	332,408
Vodafone Group PLC, ADR	10,337	190,924
Common Stocks (continued)
Issuer	Shares	Value ($)
WPP PLC, ADR	12,371	855,950
Total		249,125,919
United States 0.4%
Spotify Technology SA(a)	36,652	8,854,024
Total Common Stocks (Cost $1,643,724,326)		2,157,034,615

Exchange-Traded Equity Funds 0.1%
	Shares	Value ($)
United States 0.1%
iShares MSCI EAFE ETF	36,200	2,926,046
Vanguard FTSE Developed Markets ETF	8,100	424,602
Total		3,350,648
Total Exchange-Traded Equity Funds (Cost $2,929,739)		3,350,648

Preferred Stocks 0.9%
Issuer	Shares	Value ($)
Brazil 0.0%
Bradespar SA	26,800	361,090
Cia Energetica de Minas Gerais	54,107	142,231
Klabin SA(a)	206,500	202,867
Total		706,188
Germany 0.8%
BMW AG	10,202	930,610
Porsche Automobil Holding SE	18,743	2,085,201
Volkswagen AG	53,059	14,607,081
Total		17,622,892
Spain 0.1%
Grifols SA	53,985	950,388
Total Preferred Stocks (Cost $10,308,612)		19,279,468

Warrants 0.0%
Issuer	Shares	Value ($)
Switzerland 0.0%
Cie Financiere Richemont SA(a)	43,768	28,222
Total Warrants (Cost $11,703)		28,222

Multi-Manager International Equity Strategies Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Multi-Manager International Equity Strategies Fund, May 31, 2021 (Unaudited)
Money Market Funds 2.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.042%(c),(d)	60,412,014	60,405,972
Total Money Market Funds (Cost $60,405,461)		60,405,972
Total Investments in Securities (Cost $1,717,379,841)		2,240,098,925
Other Assets & Liabilities, Net		14,197,364
Net Assets		$2,254,296,289
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2021, the total value of these securities amounted to $3,770,484, which represents 0.17% of total net assets.
(c)	The rate shown is the seven-day current annualized yield at May 31, 2021.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.042%
	19,811,214	372,439,378	(331,843,533)	(1,087)	60,405,972	(895)	22,398	60,412,014
Abbreviation Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Multi-Manager International Equity Strategies Fund | Quarterly Report 2021

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3QT302_08_L01_(07/21)